                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST, SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                                OCTOBER 31, 2005

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC, the American Stock Exchange LLC, and State Street Global Markets, LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST, SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------

OBJECTIVE:
To replicate, before expenses, the total return of the Dow Jones Industrial Average.

STRATEGY:
The Trust's holdings are comprised of the 30 stocks in the Dow Jones Industrial Average, which is designed to capture the price performance of 30 US blue-chip stocks that are generally considered leaders within their respective industries.

PERFORMANCE OVERVIEW:
The Diamonds Trust, Series 1 (the "Trust") seeks to match the total return of the Dow Jones Industrial Average. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 30 securities of the Dow Jones Industrial Average are owned by the Trust. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

For the year ended October 31, 2005, the Diamonds Trust (the "Trust") rose 6.23% versus the Dow Jones Industrials Index (the "Index", the "Dow") gain of 6.45%. The Trust realized much of the year's return from a strong November and December 2004 as it gained close to 8.00% over that two month period. The catalysts for this initial surge included several solid corporate earnings reports, an end to the uncertainty surrounding the presidential election, and a decline in energy prices which sparked a rebound in consumer confidence. For the remainder of the twelve-month period, the market remained range-bound, by and large, as oil prices resumed their steep ascent, rising first through the $60 per barrel level and then quickly approaching the $70 per barrel level after Hurricane Katrina made landfall in the Gulf area on August 29, 2005. This sparked increasing inflation concerns and fears of a slowdown in global growth. As a result of these inflationary fears, the Federal Reserve continued its steady rate-hiking campaign, as it raised the federal funds rate in eight 25 basis point increments during the twelve months ended October, bringing the fed funds rate level to 3.75%.

The biggest contributors to the Trust's performance included Altria Group, Inc., Caterpillar, Inc., and Boeing Co. On the downside, the biggest detractors to performance were General Motors Corp., Alcoa, Inc., and Pfizer, Inc.

The performance information presented does not reflect the deduction of taxes that a unitholder would pay on Trust distributions or the redemption of Trust units. Performance data quoted represents past performance and past performance does not guarantee future results. An investment return and principal value of an investment will fluctuate so that an investor's units, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

DIAMONDS TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  5,677,261    $  431,358,291
Alcoa, Inc. ................................................  5,677,261       137,900,670
Altria Group, Inc. .........................................  5,677,261       426,078,438
American Express Co. .......................................  5,677,261       282,557,280
American International Group, Inc. .........................  5,677,261       367,886,513
Boeing Co. .................................................  5,677,261       366,978,151
Caterpillar, Inc. ..........................................  5,677,261       298,567,156
Citigroup, Inc. ............................................  5,677,261       259,905,009
Coca-Cola Co. (The).........................................  5,677,261       242,873,226
Disney (Walt) Co. (The).....................................  5,677,261       138,354,851
Du Pont (E.I.) de Nemours...................................  5,677,261       236,685,011
Exxon Mobil Corp. ..........................................  5,677,261       318,721,433
General Electric Co. .......................................  5,677,261       192,515,921
General Motors Corp. .......................................  5,677,261       155,556,951
Hewlett-Packard Co. ........................................  5,677,261       159,190,398
Home Depot, Inc. ...........................................  5,677,261       232,994,791
Honeywell International, Inc. ..............................  5,677,261       194,162,326
Intel Corp. ................................................  5,677,261       133,415,633
International Business Machines Corp. ......................  5,677,261       464,854,131
Johnson & Johnson Co. ......................................  5,677,261       355,510,084
JPMorgan Chase & Co. .......................................  5,677,261       207,901,298
McDonald's Corp. ...........................................  5,677,261       179,401,448
Merck & Co., Inc. ..........................................  5,677,261       160,212,305
Microsoft Corp. ............................................  5,677,261       145,905,608
Pfizer, Inc. ...............................................  5,677,261       123,423,654
Procter & Gamble Co. .......................................  5,677,261       317,869,843
SBC Communications, Inc. ...................................  5,677,261       135,402,675
United Technologies Corp. ..................................  5,677,261       291,129,944
Verizon Communications, Inc. ...............................  5,677,261       178,890,494
Wal-Mart Stores, Inc. ......................................  5,677,261       268,591,217
                                                                           --------------
Total Common Stocks (Cost $8,509,837,219)...................               $7,404,794,750
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $7,404,794,750
  Cash......................................................        11,333,031
  Receivable for income delivered for DIAMONDS in-kind
     transactions...........................................             4,331
  Dividends receivable......................................         7,250,939
                                                                --------------
TOTAL ASSETS................................................     7,423,383,051
                                                                --------------
LIABILITIES
  Payable for income delivered for DIAMONDS in-kind
     transactions...........................................             1,433
  Income distribution payable...............................         9,166,804
  Accrued Trustee expense...................................           305,227
  Accrued expenses and other liabilities....................         3,923,139
                                                                --------------
TOTAL LIABILITIES...........................................        13,396,603
                                                                --------------
NET ASSETS..................................................    $7,409,986,448
                                                                ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $8,812,190,121
  Undistributed net investment income.......................         1,397,529
  Accumulated net realized loss on investments..............      (298,558,733)
  Net unrealized depreciation on investments................    (1,105,042,469)
                                                                --------------
NET ASSETS..................................................    $7,409,986,448
                                                                ==============
NET ASSET VALUE PER DIAMOND.................................           $104.31
                                                                       =======
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................        71,036,226
                                                                --------------
COST OF INVESTMENTS.........................................    $8,509,837,219
                                                                ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2005      OCTOBER 31, 2004      OCTOBER 31, 2003
                                           ------------------    ------------------    ------------------
INVESTMENT INCOME
     Dividend income.....................     $177,120,908          $145,895,782         $  120,911,703
                                              ------------          ------------         --------------
EXPENSES:
     Trustee expense.....................        4,928,790             4,708,689              3,480,020
     Marketing expense...................        4,307,114             4,019,534              3,230,848
     DJIA license fee....................        2,655,783             3,750,004              1,947,815
     SEC registration fee................          324,223                73,883                116,131
     Legal and audit services............          149,889                89,900                249,444
     Printing and postage expense........          403,199                43,194                338,844
     Other expenses......................          120,310                   661                    715
     Amortization of organization
          costs..........................               --                    --                101,829
                                              ------------          ------------         --------------
Total expenses...........................       12,889,308            12,685,865              9,465,646
     Trustee earnings credit.............         (280,392)              (88,355)               (61,870)
                                              ------------          ------------         --------------
Net expenses after Trustee earnings
  credits................................       12,608,916            12,597,510              9,403,776
                                              ------------          ------------         --------------
NET INVESTMENT INCOME (LOSS).............      164,511,992           133,298,272            111,507,927
                                              ------------          ------------         --------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
     Net realized gain/(loss) on
       investment transactions...........      651,853,900           213,134,509            276,147,528
     Net change in unrealized
       appreciation (depreciation).......     (297,315,375)         (133,449,812)           636,501,507
                                              ------------          ------------         --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS.........................      354,538,525            79,684,697            912,649,035
                                              ------------          ------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............     $519,050,517          $212,982,969         $1,024,156,962
                                              ============          ============         ==============

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2005      OCTOBER 31, 2004      OCTOBER 31, 2003
                                           ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income (loss)........   $   164,511,992        $  133,298,272        $  111,507,927
     Net realized gain/(loss) on
       investment transactions...........       651,853,900           213,134,509           276,147,528
     Net change in unrealized
       appreciation (depreciation).......      (297,315,375)         (133,449,812)          636,501,507
                                            ---------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............       519,050,517           212,982,969         1,024,156,962
                                            ---------------        --------------        --------------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) INCLUDED IN PRICE OF UNITS
  ISSUED AND REDEEMED....................        (2,410,446)           (1,282,877)             (398,863)
                                            ---------------        --------------        --------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME......................      (168,178,022)         (130,617,261)         (110,187,836)
                                            ---------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  DIAMONDS...............................    (1,129,366,247)        2,118,716,178           959,445,015
                                            ---------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING YEAR............................      (780,904,198)        2,199,799,009         1,873,015,278
NET ASSETS AT BEGINNING OF YEAR..........     8,190,890,646         5,991,091,637         4,118,076,359
                                            ---------------        --------------        --------------

NET ASSETS END OF YEAR*..................   $ 7,409,986,448        $8,190,890,646        $5,991,091,637
                                            ===============        ==============        ==============
*INCLUDES UNDISTRIBUTED NET INVESTMENT
  INCOME.................................   $     1,397,529        $    5,063,559        $    2,382,548
                                            ---------------        --------------        --------------

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------

                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                         10/31/05       10/31/04       10/31/03       10/31/02       10/31/01
                                       ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR...   $   100.48     $    98.20     $    84.12     $    90.84     $   109.73
                                        ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
    Net investment income(1).........         2.39(5)        1.94           1.91           1.73           1.56
    Net realized and unrealized
       gain/(loss) on investments....         3.91           2.28          14.06          (6.77)        (18.86)
                                        ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS.....         6.30           4.22          15.97          (5.04)        (17.30)
                                        ----------     ----------     ----------     ----------     ----------
UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) INCLUDED IN PRICE OF UNITS
  ISSUED AND REDEEMED................        (0.03)         (0.00)(2)      (0.01)          0.00(2)        0.00(2)
                                        ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS FROM:
    Net investment income............        (2.44)         (1.94)         (1.88)         (1.68)         (1.59)
                                        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR.........   $   104.31     $   100.48     $    98.20     $    84.12     $    90.84
                                        ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN(3)...........         6.23%          4.27%         19.22%         (5.71)%       (15.91)%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
    Net investment income............         2.27%          1.89%          2.12%          1.85%          1.51%
    Total expenses...................         0.18%          0.18%          0.18%          0.18%          0.18%
    Net expenses after trustee
       earnings credit...............         0.17%          0.18%          0.18%          0.18%          0.18%
    Net expenses after rebates,
       trustee earnings credit and
       waivers.......................         0.17%          0.18%          0.18%          0.18%          0.17%
Portfolio turnover rate(4)...........         7.69%         13.88%          8.71%          0.26%         12.66%
NET ASSET VALUE, END OF YEAR
  (000'S)............................   $7,409,986     $8,190,891     $5,991,092     $4,118,076     $2,734,476

--------------------------------------------------------------------------------
(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per unit data for the period.

(2) Amount shown represents less than $0.005.

(3) Total returns do not reflect broker commission charges.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Net investment income per unit reflects receipt of a one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.22 per share.

See accompanying notes to financial statements.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. If there is no closing sale price available or official closing price, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possibly that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During the fiscal year ended October 31, 2005, the Trust reclassified $637,203,568 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2005, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2008..........................................   $  5,933,194
2010..........................................      2,065,467
2011..........................................     68,716,435
2012..........................................    221,460,585

The tax character of distributions paid during the year ended October 31, 2005, 2004, and 2003 were as follows:

DISTRIBUTIONS PAID FROM:                                 2005           2004           2003
------------------------                             ------------   ------------   ------------
Ordinary Income...................................   $168,178,022   $130,617,261   $110,187,836

As of October 31, 2005, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a federal income tax basis were undistributed ordinary income of $10,564,333 and undistributed long term capital gain of $0.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the fiscal year ended October 31, 2005:

NET ASSET VALUE OF THE TRUST                FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------                ---------------------------------------------------
$0 - $499,999,999                           10/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$500,000,000 - $2,499,999,999               8/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$2,500,000,000 - and above                  6/100 of 1% per annum plus or minus the Adjustment
                                            Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the fiscal year ended October 31, 2005, the Adjustment Amount reduced the Trustee's fee by $301,365. The Adjustment Amount included an excess of net transaction fees from processing orders of $20,973 and a Trustee earnings credit of $280,392.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2002, October 31, 2003, October 31, 2004 and October 31, 2005 were $0.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), PDR Services (the "Sponsor") and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees. SSGM is a subsidiary of the Trustee.

INDEMNIFICATIONS
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

DIAMONDS TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows:

                                                         YEAR ENDED OCTOBER 31, 2005
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................   117,800,000   $ 12,383,980,226
DIAMONDS issued upon dividend reinvestment...........        16,090          1,702,587
DIAMONDS redeemed....................................  (128,300,000)   (13,517,459,506)
Net income equalization..............................            --          2,410,446
                                                       ------------   ----------------
Net Decrease.........................................   (10,483,910)  $ (1,129,366,247)
                                                       ============   ================

                                                         YEAR ENDED OCTOBER 31, 2004
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................    72,900,000   $  7,485,525,585
DIAMONDS issued upon dividend reinvestment...........        11,705          1,201,305
DIAMONDS redeemed....................................   (52,400,000)    (5,369,293,589)
Net income equalization..............................            --          1,282,877
                                                       ------------   ----------------
Net Increase.........................................    20,511,705   $  2,118,716,178
                                                       ============   ================

                                                         YEAR ENDED OCTOBER 31, 2003
                                                       -------------------------------
                                                         DIAMONDS         AMOUNTS
                                                       ------------   ----------------
DIAMONDS sold........................................    70,850,000   $  6,167,457,123
DIAMONDS issued upon dividend reinvestment...........         4,321            385,016
DIAMONDS redeemed....................................   (58,800,000)    (5,208,795,987)
Net income equalization..............................            --            398,863
                                                       ------------   ----------------
Net Increase.........................................    12,054,321   $    959,445,015
                                                       ============   ================

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the fiscal year ended October 31, 2005, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $9,787,971,671, $10,918,870,304, $560,233,982 and $557,038,832,
respectively. At October 31, 2005, the cost of investments for federal income tax purposes was $8,510,220,271 accordingly, gross unrealized appreciation was $80,644,939, and gross unrealized depreciation was $1,186,070,460, resulting in net unrealized depreciation of $1,105,425,521.

DIAMONDS TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
To the Trustee and Unitholders of
DIAMONDS Trust, Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust, Series 1 (the "Trust") at October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2005

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION (UNAUDITED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

TAX INFORMATION
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2005 is 100%.

For the fiscal year ended October 31, 2005, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

DISCLOSURE
On November 8, 2004, the Trustee declared a special dividend ("Special Dividend") to be distributed to Beneficial Owners of record as of November 17, 2004. The Special Dividend was declared in light of the special dividend paid by Microsoft Corporation on common shares held by the Trust. The ex-date for the Special Dividend was November 15, 2004, and the payment date was December 2, 2004.

The Special Dividend was declared by the Trustee pursuant to authority granted it by amendment, dated November 8, 2004 ("Amendment"), to the Standard Terms and Conditions of the Trust dated as of January 1, 2004. The Amendment expands the circumstances under which the Trustee may declare a special dividend to include circumstances where, in the Trustee's discretion, doing so would be advantageous to the Beneficial Owners of Trust units.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

                      BID/ASK PRICE(1) VS NET ASSET VALUE
                             AS OF OCTOBER 31, 2005

                                 CLOSING PRICE                    CLOSING PRICE
                                   ABOVE NAV                        BELOW NAV
                                ----------------            -------------------------
                                50-99    100-199    >200    50-99    100-199    >200
                                BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                ------   -------   ------   ------   -------   ------
2005..........................    0         0        0        0         0        0
2004..........................    0         0        0        0         0        0
2003..........................    0         0        0        0         0        0
2002..........................    1         0        0        0         0        0
2001..........................    6         0        1        1         0        0

DIAMONDS TRUST, SERIES 1
OTHER INFORMATION (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

           COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE

                            CUMULATIVE TOTAL RETURN

                                                      1 YEAR   5 YEAR   SINCE FIRST TRADE(2)
                                                      ------   ------   --------------------
Return Based on NAV.................................   6.23%    4.71%          51.84%
Return Based on Bid/Ask Price.......................   6.13%    4.79%          51.49%
DJIA................................................   6.45%    5.47%          53.69%

                          AVERAGE ANNUAL TOTAL RETURN

                                                      1 YEAR   5 YEAR   SINCE FIRST TRADE(2)
                                                      ------   ------   --------------------
Return Based on NAV.................................   6.23%    0.92%           5.52%
Return Based on Bid/Ask Price.......................   6.13%    0.94%           5.49%
DJIA................................................   6.45%    1.07%           5.68%

---------------

(1) Currently , the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

(2) The Trust commenced trading on the AMEX on January 20, 1998.

DIAMONDS TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005